Condensed Consolidated Balance Sheets 10-Q - A PARADISE ACQUISITION CORP. - USD ($)	Mar. 31, 2026		Dec. 31, 2025		Dec. 31, 2024
Current assets:
Total current assets	$ 28,419,552		$ 30,275,240		$ 4,121,875
Investments held in trust account			203,318,154
TOTAL ASSETS	32,975,308		32,099,048		4,155,009
Current liabilities:
Due to related party	53,240		18,896		0
Total liabilities	49,725,558		33,147,340		1,901,176
Commitments and contingencies (Note 9)
Class A ordinary shares subject to possible redemption, no par value; 100,000,000 shares authorized; 20,000,000 shares issued and outstanding at redemption value of $10.26 per share as of March 31, 2026 and 20,000,000 shares issued and outstanding at redemption value of $10.17 per share as of December 31, 2025	26,854,552		26,854,552		7,504,644
Shareholders’ Deficit
Common Stock, $0.00001 par value, 16,615,864 and 13,942,168 shares authorized as of December 31, 2025 and 2024, respectively; 10,233,183 and 10,000,000 shares issued and outstanding as of December 31, 2025 and 2024, respectively.	102		102		100
Additional paid-in capital	4,865,302		4,137,830		128,188
Accumulated deficit	(48,470,206)		(32,040,776)		(5,379,099)
Total stockholders' deficit	(43,604,802)		(27,902,844)		(5,250,811)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	32,975,308		32,099,048		4,155,009
A PARADISE ACQUISITION CORP.
Current assets:
Cash	428,394		697,629		0
Prepaid expenses	175,433		138,937		2,400
Total current assets	603,827		836,566		2,400
Investments held in trust account	205,105,918		203,318,154		0
TOTAL ASSETS	205,709,745		204,154,720		25,217
Current liabilities:
Accrued expenses	608,054		414,281		30,070
Total current liabilities	608,054		472,203		265,876
Deferred underwriting fee payable	8,000,000		8,000,000		0
Total liabilities	8,608,054		8,472,203		265,876
Commitments and contingencies (Note 9)
Shareholders’ Deficit
Preferred shares, no par value; 1,000,000 shares authorized; none issued and outstanding as of March 31, 2026 and December 31, 2025	0		0		0
Additional paid-in capital	0		0		25,000
Accumulated deficit	(8,004,227)		(7,635,637)		(265,659)
Total stockholders' deficit	(8,004,227)		(7,635,637)		(240,659)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	205,709,745		204,154,720		25,217
Class A ordinary shares | A PARADISE ACQUISITION CORP.
Current liabilities:
Class A ordinary shares subject to possible redemption, no par value; 100,000,000 shares authorized; 20,000,000 shares issued and outstanding at redemption value of $10.26 per share as of March 31, 2026 and 20,000,000 shares issued and outstanding at redemption value of $10.17 per share as of December 31, 2025	205,105,918		203,318,154		0
Shareholders’ Deficit
Common Stock, $0.00001 par value, 16,615,864 and 13,942,168 shares authorized as of December 31, 2025 and 2024, respectively; 10,233,183 and 10,000,000 shares issued and outstanding as of December 31, 2025 and 2024, respectively.	0		0		0
Class B ordinary shares | A PARADISE ACQUISITION CORP.
Shareholders’ Deficit
Common Stock, $0.00001 par value, 16,615,864 and 13,942,168 shares authorized as of December 31, 2025 and 2024, respectively; 10,233,183 and 10,000,000 shares issued and outstanding as of December 31, 2025 and 2024, respectively.	0	[1],[2]	0	[1],[2],[3],[4]	0	[3],[4]
Related Party | A PARADISE ACQUISITION CORP.
Current liabilities:
Due to related party	$ 0		$ 57,922		$ 0

[1]	All share and par share data has been retroactively presented. On November 9, 2022, 3,737,500 Class B ordinary shares were issued to the Sponsor for $25,000. On October 2, 2024, the Company issued 5,750,000 Class B ordinary shares to the Sponsor for $25,000, and immediately repurchased the 3,737,500 initial shares from the Sponsor for $25,000, resulting in 5,750,000 Class B ordinary shares outstanding after the repurchase. On May 19, 2025, the Sponsor paid $25,000, or approximately $0.003 per share, in exchange for 7,666,667 founder shares (of which an aggregate of up to 1,000,000 shares are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters), and subsequently 5,750,000 of the founder shares were repurchased by the Company for an aggregate purchase price of $25,000 (see Note 5).
[2]	All share data has been retroactively restated to reflect the Sponsor’s forfeiture of 1,000,000 founder shares on September 15, 2025 for no consideration as the underwriters of the IPO did not exercise the over-allotment option (see Note 5).
[3]
(2)On November 9, 2022, 3,737,500 Class B ordinary shares were issued to the Sponsor for $25,000. On October 2, 2024, the Company issued 5,750,000 Class B ordinary shares to the Sponsor for $25,000, and immediately repurchased the 3,737,500 initial shares from the Sponsor for $25,000, resulting in 5,750,000 Class B ordinary shares outstanding after the repurchase. In May 2025, the Sponsor paid $25,000, or approximately $0.003 per share, in exchange for 7,666,667 founder shares (of which an aggregate of up to 1,000,000 shares are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters), and subsequently 5,750,000 of the founder shares were repurchased by the Company for an aggregate purchase price of $25,000 (see Note 5).

[4]	All share data has been retroactively restated to reflect the Sponsor’s forfeiture of 1,000,000 founder shares on September 15, 2025 for no consideration as the underwriters of the IPO did not exercise the over-allotment option (see Note 5).